Leases (Details 1) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Weighted-average remaining term in years
Operating leases	1 year 11 months 12 days	2 years 4 months 9 days
Weighted-average discount rate
Operating leases	10.80%	10.80%
Right-of-use assets obtained in exchange for new operating lease liabilities		$ 289,567
Right-of-use assets derecognized for termination of operating lease liabilities